Accounts receivable, net	6 Months Ended
Jun. 30, 2023
Accounts receivable, net
Accounts receivable, net

6.Accounts receivable, net

Accounts receivable consist of the following:

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Accounts receivable from real estate developers	1,023,787	969,550
Accounts receivable from individual customers	4,283	4,298
	1,028,070	973,848
Less: allowance for doubtful accounts	(557,073)	(593,312)
Accounts receivable, net	470,997	380,536

As of December 31, 2022 and June 30, 2023, the Group pledged accounts receivable from real estate developers of RMB44,889 and nil as security for bank loans of RMB30,000 and nil respectively (see note 13).

The following table presents the movement of allowance for doubtful accounts for the year ended December 31, 2022 and six months ended June 30, 2023.

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Balance at the beginning of the period	710,168	557,073
(Reversal) Provision for the period	(82,825)	36,439
Written-off	(70,270)	(200)
Balance at the end of the period	557,073	593,312

The provision of allowance for doubtful accounts was included in general and administrative expenses.